Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of intangible asset

Total
RMB
Balance as of January 1, 2020	1,994,292
Amortization	(623,524)
Foreign currency translation difference	(94,017)
Balance as of December 31, 2020	1,276,751
Addition	30,073
Amortization	(583,416)
Foreign currency translation difference	(22,188)
Balance as of December 31, 2021	701,220

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
2022	576,506	90,466
2023	103,566	16,252
2024	3,007	472
2025	3,007	472
2026 and after	15,134	2,375